VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	0.90%	100.00%	53.30%
VIEs account on total assets	2.20%	21.40%
VIEs account on total liabilities	51.60%	85.50%